2017, 2018 and 2020 Warrants	12 Months Ended
Dec. 31, 2020
Warrants and Rights Note Disclosure [Abstract]
2017, 2018 and 2020 Warrants	2017, 2018 and 2020 Warrants
In connection with the issuance of the 2017 Note, the Company issued warrants (the “2017 Warrants”). The 2017 Warrants allowed the holder to purchase a number of shares in a future round of preferred stock financing equal to 10% of the principal advances under the 2017 Note, divided by 70% of the price per share paid for the equity securities issued in the financing. In the event that a financing did not occur within two years from issuance, the 2017 Warrants would become exercisable for a SAFE with an invested amount equal to 10% of the advances under the 2017 Note. However, upon the issuance of Series A convertible preferred stock in June 2019, the underlying shares were determined to be Series A convertible preferred stock. Upon issuance of the 2018 Note, the Company amended the 2017 Warrants to provide additional warrant coverage for advances issued under the 2018 Note (the “2018 Warrants”). Upon the issuance of New Notes in April through September of 2020, 10% warrant coverage resulted in the issuance of additional warrants to purchase Series A convertible preferred stock (the “2020 Warrants”).
The Company classified these warrants as liabilities because the holder of the warrants were entitled to settle the warrants for SAFE instruments if the Company did not consummate a qualified financing within two years of the issuance date of the warrants, and following the issuance of Series A convertible preferred stock, the underlying shares were redeemable outside the Company’s control through deemed liquidation provisions. The warrants were recorded at fair value with subsequent changes in fair value reflected in earnings. The change in fair value resulted in a loss of $27.3 million and $256,000 during the years ended December 31, 2020 and 2019, respectively. Upon closing of the Business Combination, the Warrants were exercised for 1,466,155 shares of Class A common stock and there were no warrants outstanding as of December 31, 2020.
The Company determined the following fair values for the outstanding warrants (in thousands):

	December 31,
	2020	2019
2017 Warrants	$—	$1,035
2018 Warrants	—	87
Total	$—	$1,122